Property and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Depreciation expense	$ 1,201	$ 5,980	$ 2,951	$ 13,824	$ 18,548	$ 66,081